Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	4.84
Maximum Aggregate Offering Price	$ 36,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,013.03
Offering Note	(1) Represents the shares of common stock, par value $0.001 per share (the "Common Stock") of Capstone Green Energy Holdings, Inc. (the "Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. (2) Estimated in accordance with Rules 457(c) solely for the purpose of calculating the registration fee on the basis of $4.84 per share, the average of the high and low prices of the Registrant's common stock on December 18, 2025 as reported on the OTCQX Best Market (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).